OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
Other liabilities
	At December 31	At December 31
(in thousands)	2021	2020

Debt obligations:
Lease obligations	$452	$582
Loan obligations	56	33
Flow-through share premium obligation (note 18)	-	22
	$508	$637

Other liabilities-by balance sheet presentation:
Current	$179	$262
Non-current	329	375
	$508	$637

Debt obligations continuity
Debt Obligations

At December 31, 2021, the Company’s debt obligations are comprised of lease and loan liabilities. The debt obligations continuity summary is as follows:

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Balance-January 1, 2020	$739	$263	$1,002
Accretion (note 21)	56	-	56
Additions	26	-	26
Repayments	(237)	(230)	(467)
Liability adjustment gain (note 21)	(2)	-	(2)
Balance-December 31, 2020	$582	$33	$615

Accretion (note 21)	44	-	44
Additions	71	34	105
Repayments	(241)	(11)	(252)
Liability adjustment gain (note 21)	(4)	-	(4)
Balance-December 31, 2021	$452	$56	$508

Scheduled maturities of debt obligations
	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis-contractual undiscounted cash flows:
Next 12 months	$162	$17	$179
One to five years	359	43	402
More than five years	-	-	-
Total obligation-end of period-undiscounted	521	60	581
Present value discount adjustment	(69)	(4)	(73)
Total obligation-end of period-discounted	$452	$56	$508